Trade receivables, net - Schedule of Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	¥ 18,266	$ 2,692	¥ 21,714
Aggregate continuing and discontinued operations [member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	18,266		21,714
Included in assets classified as held for sale [Member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	0		0
Trade receivables [Member] | Aggregate continuing and discontinued operations [member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	84,284		104,965
Loss allowance [Member] | Aggregate continuing and discontinued operations [member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	¥ (66,018)		¥ (83,251)